[USAA                        USAA MUTUAL FUNDS TRUST
EAGLE               (FORMERLY USAA STATE TAX-FREE TRUST)
LOGO (R)]               SUPPLEMENT DATED MAY 26, 2006
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2005




Dr. Laura T. Starks has resigned from the Board of Trustees.


                                                                      60301-0506